Financial risk management - Liquidity Risk - Estimated future cash flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Maturity analysis of financial instruments
Financial liabilities, undiscounted cash flows	$ 2,731,723	$ 2,957,719
Minimum
Maturity analysis of financial instruments
Cash flow projection period for liquidity measurement and monitoring	12 months
Loans and financing
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	$ 1,870,735	1,941,018
Derivative financial instruments
Maturity analysis of financial instruments
Derivative financial liabilities, undiscounted cash flows	14,222	15,037
Trade payables
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	387,225	329,814
Confirming payable
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	70,411	111,024
Salaries and payroll charges
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	58,166	79,798
Dividends payable
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows		4,138
Related parties
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	1,580	89,924
Asset retirement obligation
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	287,075	331,929
Use of public asset
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	41,646	55,037
Less than 1 year / 2019
Maturity analysis of financial instruments
Financial liabilities, undiscounted cash flows	630,775	736,607
Less than 1 year / 2019 | Loans and financing
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	91,890	102,294
Less than 1 year / 2019 | Derivative financial instruments
Maturity analysis of financial instruments
Derivative financial liabilities, undiscounted cash flows	8,663	12,588
Less than 1 year / 2019 | Trade payables
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	387,225	329,814
Less than 1 year / 2019 | Confirming payable
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	70,411	111,024
Less than 1 year / 2019 | Salaries and payroll charges
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	58,166	79,798
Less than 1 year / 2019 | Dividends payable
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows		4,138
Less than 1 year / 2019 | Related parties
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	63	87,686
Less than 1 year / 2019 | Asset retirement obligation
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	12,283	7,526
Less than 1 year / 2019 | Use of public asset
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	1,411	1,740
Between 1 and 3 years
Maturity analysis of financial instruments
Financial liabilities, undiscounted cash flows	310,920	435,195
Between 1 and 3 years | Loans and financing
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	261,186	373,324
Between 1 and 3 years | Derivative financial instruments
Maturity analysis of financial instruments
Derivative financial liabilities, undiscounted cash flows	4,954	2,449
Between 1 and 3 years | Related parties
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	1,517	2,238
Between 1 and 3 years | Asset retirement obligation
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	40,171	53,429
Between 1 and 3 years | Use of public asset
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	3,092	3,755
Between 3 and 5 years
Maturity analysis of financial instruments
Financial liabilities, undiscounted cash flows	660,609	274,346
Between 3 and 5 years | Loans and financing
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	619,958	236,927
Between 3 and 5 years | Derivative financial instruments
Maturity analysis of financial instruments
Derivative financial liabilities, undiscounted cash flows	605
Between 3 and 5 years | Asset retirement obligation
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	36,561	33,186
Between 3 and 5 years | Use of public asset
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	3,485	4,233
Over 5 years
Maturity analysis of financial instruments
Financial liabilities, undiscounted cash flows	1,129,420	1,511,571
Over 5 years | Loans and financing
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	897,701	1,228,474
Over 5 years | Asset retirement obligation
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	198,061	237,788
Over 5 years | Use of public asset
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	$ 33,658	$ 45,309